Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Significant Accounting Policies (Details) [Line Items]
Total comprehensive loss after income tax (in Dollars)	$ 19,980	$ 14,900
Net cash outflows from operations (in Dollars)	15,940	12,800
Held total cash (in Dollars)	$ 33,360	$ 37,500
Intangible assets finite useful life	10 years	10 years
Patents and Trademarks [Member]
Significant Accounting Policies (Details) [Line Items]
Intangible assets finite useful life	13 years
Buildings [Member] | Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Property plant and equipment useful lives	25 years
Buildings [Member] | Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Property plant and equipment useful lives	40 years
Machinery [Member] | Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Property plant and equipment useful lives	10 years
Machinery [Member] | Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Property plant and equipment useful lives	15 years
Vehicles [member] | Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Property plant and equipment useful lives	3 years
Vehicles [member] | Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Property plant and equipment useful lives	5 years
Furniture, fittings and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Property plant and equipment useful lives	3 years
Furniture, fittings and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Property plant and equipment useful lives	8 years